Derivative Contracts (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) derivative_instrument
Not Designated as Hedging Instrument [Member] | Eurodollar Future [Member]
Derivative [Line Items]
Cost of options | $	$ 0	$ 94,000
AQUA Fund [Member] | Long [Member]
Derivative [Line Items]
Open option contracts | derivative_instrument		8,000
Derivative, notional amount | $		$ 0
AQUA Fund [Member] | Short [Member]
Derivative [Line Items]
Open option contracts | derivative_instrument		0